Land Use Rights, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Land Use Rights, Net [Abstract]
Amortization expenses	$ 17,918	$ 17,891	$ 18,589